Supplemental disclosure of cash flow information (Tables)	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Summary of changes in operating assets and liabilities

	Three months ended
	March 31,
	2025	2024
	$	$
Changes in operating assets and liabilities:
Trade and other receivables	1,101	(1,112)
Inventory	242	393
Prepaid expenses and other current assets	159	(120)
Payables and accrued liabilities	238	(122)
Deferred revenues	3	-
Provision for restructuring and other costs	(290)	-
Employee future benefits	(126)	-
	1,327	(961)